Earnings per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Income from continuing operations, net of taxes	$ 55,615	$ 95,800	$ 92,874	$ 91,605	$ 94,468	$ 88,009	$ 88,379	$ 84,357	$ 335,894	$ 355,213	$ 305,811
Less: Income from continuing operations attributable to noncontrolling interests, net of taxes									75,675	68,577	62,948
Income from continuing operations attributable to Community Health Systems, Inc. common stockholders - basic and diluted									260,219	286,636	242,863
(Loss) Income from discontinued operations, net of taxes	(2,495)	(3,169)	(39,327)	(13,280)	(2,219)	(3,155)	(2,037)	639	(58,271)	(6,772)	566
Less: (loss) income from discontinued operations attributable to noncontrolling interests, net of taxes										(119)	279
Loss from discontinued operations attributable to Community Health Systems, Inc. common stockholders - basic and diluted									$ (58,271)	$ (6,653)	$ 287
Denominator:
Weighted-average number of shares outstanding - basic	88,344,566	89,412,310	91,130,672	91,008,405	90,422,331	91,484,466	93,358,771	91,615,275	89,966,933	91,718,791	90,614,886
Effect of dilutive securities:
Restricted stock awards									327,652	542,488	469,134
Employee stock options									361,554	667,606	422,637
Other equity-based awards									10,209	17,163	10,617
Weighted-average number of shares outstanding - diluted	88,913,813	89,857,583	91,783,725	92,136,819	91,778,801	92,462,702	94,711,919	92,836,451	90,666,348	92,946,048	91,517,274